Inventory (Details) - Schedule of Inventory - USD ($) $ in Thousands	Dec. 31, 2023	Sep. 30, 2023	Sep. 30, 2022
Schedule of Inventory [Abstract]
Raw materials	$ 370	$ 265	$ 404
Finished goods	52	54	166
Total inventory	$ 422	$ 319	$ 570